ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Organization. Summit Midstream Partners, LP ("SMLP" or the "Partnership"), a Delaware limited partnership, was formed in May 2012 and began operations in October 2012 in connection with its initial public offering ("IPO") of common limited partner units. SMLP is a growth-oriented limited partnership focused on developing, owning and operating midstream energy infrastructure assets that are strategically located in the core producing areas of unconventional resource basins, primarily shale formations, in North America.
Effective with the completion of its IPO on October 3, 2012, SMLP has a 100% ownership interest in Summit Midstream Holdings, LLC ("Summit Holdings") which has a 100% ownership interest in both DFW Midstream Services LLC ("DFW Midstream") and Grand River Gathering, LLC ("Grand River Gathering"). The effects of the IPO and related equity transfers occurring in October 2012 are reflected in SMLP's financial statements. For additional information, see "—Initial Public Offering" below.
On June 4, 2013, Summit Holdings acquired all of the membership interests of Bison Midstream, LLC ("Bison Midstream") from Summit Midstream Partners Holdings, LLC ("SMP Holdings"), a wholly owned direct subsidiary of Summit Midstream Partners, LLC ("Summit Investments") (the "Bison Drop Down"), and thereby acquired certain associated natural gas gathering pipeline, dehydration and compression assets in the Bakken Shale Play in Mountrail and Burke counties in North Dakota (the "Bison Gas Gathering system").
Prior to the Bison Drop Down, on February 15, 2013, Summit Investments acquired Bear Tracker Energy, LLC ("BTE") and subsequently contributed it to SMP Holdings. The Bison Gas Gathering system was carved out from BTE in connection with the Bison Drop Down. As such, it was deemed a transaction among entities under common control. For additional information, see Notes 5, 6 and 13.
On June 21, 2013, Mountaineer Midstream Company, LLC ("Mountaineer Midstream"), a newly formed, wholly owned subsidiary of Summit Holdings, acquired certain natural gas gathering pipeline and compression assets in the Marcellus Shale Play in Doddridge County, West Virginia from an affiliate of MarkWest Energy Partners, L.P. ("MarkWest") (the "Mountaineer Acquisition").  In December 2013, Mountaineer Midstream was merged into DFW Midstream. For additional information, see Notes 5, 6 and 13.
In October 2012, Summit Investments acquired ETC Canyon Pipeline, LLC ("Canyon") from a subsidiary of Energy Transfer Partners, L.P. ("Energy Transfer Partners"). The Canyon gathering and processing assets were contributed to Red Rock Gathering Company, LLC ("Red Rock Gathering"), a newly formed, wholly owned subsidiary of Summit Investments. Red Rock Gathering gathers and processes natural gas and natural gas liquids in the Piceance Basin in western Colorado and eastern Utah. On March 18, 2014, SMLP acquired all of the membership interests of Red Rock Gathering from a subsidiary of Summit Investments (the "Red Rock Drop Down"). Concurrent with the closing of the Red Rock Drop Down, SMLP contributed its interest in Red Rock Gathering to Grand River Gathering. For additional information, see Notes 6 and 13.
Summit Investments is a Delaware limited liability company and the predecessor for accounting purposes (the "Predecessor") of SMLP. Summit Investments was formed and began operations in September 2009. Through August 2011, Summit Investments was wholly owned by Energy Capital Partners II, LLC and its parallel and co-investment funds (collectively, "Energy Capital Partners"). In August 2011, Energy Capital Partners sold an interest in Summit Investments to a subsidiary of GE Energy Financial Services, Inc. ("GE Energy Financial Services", and collectively with Energy Capital Partners, the "Sponsors"). In March 2013, Summit Investments contributed the ownership of its SMLP common and subordinated units along with its 2% general partner interest in SMLP to SMP Holdings in exchange for a continuing 100% interest in SMP Holdings. As of December 31, 2013, SMP Holdings held 14,691,397 SMLP common units, 24,409,850 SMLP subordinated units and 1,091,453 general partner units representing a 2% general partner interest in SMLP.
SMLP is managed and operated by the board of directors and executive officers of Summit Midstream GP, LLC (the "general partner"). Summit Investments, as the ultimate owner of our general partner, controls SMLP and has the right to appoint the entire board of directors of our general partner, including our independent directors. SMLP's operations are conducted through, and our operating assets are owned by, various operating subsidiaries. However, neither SMLP nor its subsidiaries has any employees. The general partner has the sole responsibility for providing the personnel necessary to conduct SMLP's operations, whether through directly hiring employees or by obtaining the services of personnel employed by others, including Summit Investments. All of the personnel that conduct SMLP's business are employed by the general partner and its affiliates, but these individuals are sometimes referred to as our employees.
References to the "Company," "we," or "our," when used for dates or periods ended on or after the IPO, refer collectively to SMLP and its subsidiaries. References to the "Company," "we," or "our," when used for dates or periods ended prior to the IPO, refer collectively to Summit Investments and its subsidiaries.
Initial Public Offering. On October 3, 2012, SMLP completed its IPO and the following transactions occurred:

•	Summit Investments conveyed an interest in Summit Midstream Holdings, LLC ("Summit Holdings") to our general partner as a capital contribution;

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our general partner conveyed its interest in Summit Holdings to SMLP in exchange for (i) a continuation of its 2% general partner interest in SMLP, represented by 996,320 general partner units, and (ii) SMLP incentive distribution rights, or IDRs;

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Summit Investments conveyed its remaining interest in Summit Holdings to SMLP in exchange for (i) 10,029,850 common units (net of the impact of selling 1,875,000 common units to the public for cash in connection with the exercise of the underwriters’ option to purchase additional common units), representing a 20.1% limited partner interest in SMLP, (ii) 24,409,850 subordinated units, representing a 49.0% limited partner interest in SMLP, and (iii) the right to receive $88.0 million in cash as reimbursement for certain capital expenditures made with respect to the contributed assets;

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pursuant to its long-term incentive plan, SMLP granted 5,000 common units (in the aggregate) to two of its directors and 125,000 phantom units, with distribution equivalent rights, to certain employees;

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SMLP issued 14,375,000 common units to the public (including 1,875,000 additional common units sold out of the common units originally allocated to Summit Investments) representing a 28.9% limited partner interest in SMLP; and

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SMLP used the proceeds, net of underwriters’ fees, from the IPO of approximately $269.4 million to (i) repay $140.0 million outstanding under the revolving credit facility; (ii) make cash distributions to Summit Investments of (a) $88.0 million to reimburse Summit Investments for certain capital expenditures it incurred with respect to assets it contributed to us and (b) $35.1 million representing the funds received in connection with the underwriters exercising their option to purchase additional common units; and (iii) pay IPO expenses of approximately $6.3 million.

Business Operations. We provide natural gas gathering, treating and processing services pursuant to long-term, primarily fee-based, natural gas gathering agreements with our customers. Our results are driven primarily by the volumes of natural gas that we gather, treat and process across our systems. Our gathering systems and the unconventional resource basins in which they operate as of December 31, 2013 were as follows:

•	Mountaineer Midstream – the Appalachian Basin, which includes the Marcellus Shale formation in northern West Virginia;

•	Bison Midstream – the Williston Basin, which includes the Bakken and Three Forks shale formations in northwestern North Dakota;

•	DFW Midstream – the Fort Worth Basin, which includes the Barnett Shale formation in north-central Texas; and

•	Grand River Gathering – the Piceance Basin, which includes the Mesaverde formation and the Mancos and Niobrara shale formations in western Colorado and eastern Utah.
Our operating subsidiaries are DFW Midstream (which includes the Mountaineer Midstream gathering system), Bison Midstream and Grand River Gathering. All of our operating subsidiaries are midstream energy companies focused on the development, construction and operation of natural gas gathering systems.
In October 2011, we acquired Grand River Gathering. Grand River Gathering owns certain natural gas gathering pipeline, dehydration and compression assets located in the Piceance Basin. These assets gather production from the Mamm Creek, Orchard, and South Parachute fields in the area around Rifle, Colorado. In addition to the purchase, we have a contractual relationship with the seller related to the development of midstream infrastructure to support the seller’s emerging Mancos and Niobrara shale developments.
DFW Midstream owns certain natural gas gathering pipeline and compression assets located in the Fort Worth Basin.
Basis of Presentation and Principles of Consolidation. We prepare our consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"). These principles are established by the Financial Accounting Standards Board. We make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet dates, including fair value measurements, the reported amounts of revenue and expense, and the disclosure of contingencies. Although management believes these estimates are reasonable, actual results could differ from its estimates.
For the purposes of the consolidated financial statements, SMLP's results of operations reflect the Partnership's operations subsequent to the IPO and the results of the Predecessor for the period prior to the IPO. The consolidated financial statements also reflect the results of operations of: (i) Red Rock Gathering since October 23, 2012, (ii) Bison Midstream since February 16, 2013 and (iii) Mountaineer Midstream since June 22, 2013. SMLP recognized its acquisitions of Red Rock Gathering and Bison Midstream at Summit Investments' historical cost because the acquisitions were executed by entities under common control. The excess of the purchase price paid by SMLP over Summit Investments' net investment in Red Rock Gathering was recognized as a reduction to partners' capital. The excess of Summit Investments' net investment in Bison Midstream over the purchase price paid by SMLP was recognized as an addition to partners' capital. Due to the common control aspect, the Red Rock Drop Down and the Bison Drop Down were accounted for by the Partnership on an “as if pooled” basis for the periods during which common control existed. See Notes 5, 6 and 13 for additional information. The consolidated financial statements include the assets, liabilities, and results of operations of SMLP or the Predecessor and their respective wholly owned subsidiaries. All intercompany transactions among the consolidated entities have been eliminated in consolidation. These consolidated financial statements have been retrospectively updated solely to reflect the impact of the Red Rock Drop Down; subsequent events have not been updated beyond March 10, 2014, the date the consolidated financial statements were initially issued and filed with the Securities and Exchange Commission.
We conduct our operations in the midstream sector with four operating segments: Mountaineer Midstream, Bison Midstream, DFW Midstream and Grand River Gathering. However, due to their similar characteristics and how we manage our business, we have aggregated these segments into one reportable segment for disclosure purposes. The assets of our reportable segment consist of natural gas gathering systems and related plant and equipment. Our operating segments reflect the way in which we internally report the financial information used to make decisions and allocate resources in connection with our operations.
Reclassifications. Certain reclassifications have been made to prior-year amounts to conform to current-year presentation. These reclassifications had no impact on net income or total partners' capital or membership interests.